                                                     REGISTRATION NO.333-191149
                                                     REGISTRATION NO. 811-22886
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-6
                         REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933      [_]
                       PRE-EFFECTIVE AMENDMENT NO.      [_]
                      POST-EFFECTIVE AMENDMENT NO. 3    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [_]
                             AMENDMENT NO. 6            [X]

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                        MONY AMERICA VARIABLE ACCOUNT K
                             (EXACT NAME OF TRUST)

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

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             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-554-1234

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                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                    MONY LIFE INSURANCE COMPANY OF AMERICA
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

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                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                             CHRISTOPHER E. PALMER
                             GOODWIN PROCTER, LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous

It is proposed that this filing will become effective: (check appropriate box)
    [_]immediately upon filing pursuant to paragraph (b) of Rule 485
    [X]on December 31, 2014 pursuant to paragraph (b) of Rule 485
    [_]60 days after filing pursuant to paragraph (a)(l) of Rule 485
    [_]on            pursuant to paragraph (a)(l) of rule 485
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485
    [_]on            pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
    [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  TITLE OF SECURITIES BEING     Units of interest in MONY America Variable
        REGISTERED:                           Account K

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                                     NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 3 is to delay the effective date of Post-Effective Amendment No. 2, which was filed on October 8, 2014. The PEA does not amend or delete the currently effective Incentive Life Legacy Prospectuses, Statement of Additional Information or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 5th day of December, 2014.

                                             MONY America Variable Account K of
                                             MONY Life Insurance Company of
                                             America
                                                          (Registrant)

                                             By:   MONY Life Insurance Company
                                                           of America
                                                           (Depositor)

                                             By:  /s/ Shane Daly
                                                  Shane Daly
                                                  Vice President and Associate
                                                  General Counsel

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on the 5th day of December, 2014.

                                    MONY Life Insurance Company of America
                                               (Depositor)

                                    By:    /s/ Shane Daly
                                           Shane Daly
                                           Vice President and Associate
                                           General Counsel

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer, Director and
                                         President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom                     Senior Executive Vice President and
                                         Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Vice President and Chief
                                         Accounting Officer

*DIRECTORS:

Henri de Castries         Danny L. Hale   Lorie A. Slutsky
Ramon de Oliveira         Peter S. Kraus  Richard C. Vaughan
Denis Duverne             Mark Pearson
Barbara Fallon-Walsh      Bertram Scott

*By:  /s/ Shane Daly
      Shane Daly
      Attorney-in-Fact
      December 5, 2014